Post-employment benefits (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Disclosure and Reconciliation of Net Defined Benefit Liability (Asset) and Income Statement Impact

(EUR thousand)	As of March 31
	2023	2022
Balance sheet obligations for:
Pension benefits liability	3,327	4,190
Long service leave	468	487
Total Balance sheet obligations	3,795	4,677

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Income statement (credit) / charge for:
Pension benefits	1,588	1,398	1,106
Long service leave	21	(46)	199
Total Income statement charge	1,609	1,352	1,305
Other comprehensive income:
Remeasurements of post employment benefit obligations	(1,435)	(3,826)	(52)
The table below reconciles the net obligation in respect of the Group’s pension plans and other post-employment benefit plans with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2023	2022
Defined benefit obligation as of April 1	13,363	17,149
Current service cost	1,088	2,152
Interest expense	182	73
Contributions by employees	492	1,807
Gain from change in demographic assumptions	—	(350)
Gain from change in financial assumptions	(1,593)	(2,342)
Experience (gain)/loss	131	(1,102)
Past service cost and gain and loss on settlements	519	(373)
Benefits paid	(1,002)	(4,377)
Settlements	—	(219)
Exchange differences	225	945
Defined benefit obligation as of March 31	13,405	13,363

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2023	2022
Opening balance fair value of plan assets	9,173	10,130
Interest income	108	24
Return/(loss) on plan assets (excluding amounts included in net interest costs)	(27)	32
Contributions by employer	687	620
Contributions by employees	492	1,807
Benefits paid	(673)	(4,174)
Exchange differences	318	734
Closing balance fair value of plan assets	10,078	9,173

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2023	2022	2021
Current service cost	1,088	2,152	721
Interest cost	74	49	71
Past service cost	519	(373)	—
Effect of any curtailments/settlements (+/-)	—	(219)	23
Unrealized FX impact	(93)	(211)	291
Total net periodic cost	1,588	1,398	1,106

Disclosure of Financial and Demographic Assumptions	These calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	3.50%	1.90%	3.50%	3.50%	4.70%	9.50%	0.80%	3.50%	3.50%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	10.00%	3.50%	9.50%	2.50%
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	1.10%	1.10%	1.20%	1.00%	2.80%	22.50%	0.30%	1.40%	1.10%
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	19.00%	3.00%	8.40%	—
Future pension increases	—	—	—	—	—	—	—	—	—

(Retirement age)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:

- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

(Retirement age)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	10.52	15.94	14.19	8.86	11.16	13.94	7.72	22.66	10.83
Expected contributions as of March 31, 2023 in EUR thousands	—	682	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	11.49	17.02	15.78	9.64	11.87	8.96	8.67	23.28	11.67
Expected contributions as of March 31, 2022 in EUR thousands	—	629	—	—	—	—	—	—	—

Disclosure of Fair Value of Plan Assets and Position of Post-Employment Benefit Plan
The table below shows the fair value of plan assets relating to the Group’s pension and other post-employment plans, split by asset category:

(EUR thousands)	As of March 31
	2023		2022
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,578	35.5%	—	0.0%
Euroland bonds	3,182	31.6%	—	0.0%
Hold to maturity bonds	341	3.4%	—	0.0%
Property	2,290	22.7%	—	0.0%
Other assets	396	3.9%	—	0.0%
Alternative investments	291	2.9%	—	0.0%
Insurance contracts	—	0.0%	9,173	100%
Total	10,078	100%	9,173	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2023	2022
Present value of defined benefit obligation	13,405	13,362
Fair value of plan assets	(10,078)	(9,172)
Deficit in the plan	3,327	4,190
Experience adjustments on defined benefit obligation	(131)	1,102

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The tables below summarize the percentage change in the Net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2023
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.2%	+8.3%	+7.2%	+4.4%	+5.6%	+6.7%	+3.9%	+11.6%	+5.4%
Discount rate - increase by 0.5%	-4.9%	-7.3%	-6.6%	-4.1%	-5.1%	-6.1%	-3.7%	-10.3%	-5.1%
Salary growth rate - decrease by 0.5%	-4.9%	-0.4%	-6.6%	-4.0%	-5.1%	-6.0%	-3.6%	-9.8%	-5.1%
Salary growth rate - increase by 0.5%	+5.2%	+0.5%	+7.2%	+4.2%	+5.5%	+6.5%	+3.8%	+10.9%	+5.4%
Actuarial basis (mortality) (10.0)%	—	+0.9%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.0%	—	—	—	—	—	—	—

(%)
As of March 31, 2022
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.9%	+8.9%	+8.2%	+5.0%	+6.0%	+3.8%	+4.40	+12.20	+6.00
Discount rate - increase by 0.5%	-5.5%	-7.8%	-7.4%	-4.6%	-5.5%	-3.5%	-4.20	-10.80	-5.60
Salary growth rate - decrease by 0.5%	-5.4%	-0.9%	-7.4%	-4.4%	-5.5%	-3.6%	-4.10	-10.20	-5.60
Salary growth rate - increase by 0.5%	+5.7%	+0.9%	+8.1%	+4.7%	+5.9%	+3.8%	+4.30	+11.40	+6.00
Actuarial basis (mortality) (10.0)%	—	+1.1%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—